Share based compensation - Summary of activities of restricted shares and RSUs (Details) - Restricted shares and RSUs - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Shares
Unvested, beginning balance	18,762,437	7,726,671	11,927,116
Granted	3,137,540	1,249,178	1,886,042
Vested	(64,990,673)	(1,802,889)	(4,775,362)
Exercise of share options with shares issued to trusts	68,616,887	13,379,655
Forfeited/canceled	(2,248,496)	(1,790,178)	(1,311,125)
Unvested, ending balance	23,277,695	18,762,437	7,726,671	11,927,116
Expected to vest, Number of Shares	18,243,800
Weighted Average Grant Date Fair Value
Unvested, beginning balance	$ 38.60	$ 36.64	$ 32.63
Granted	48.47	38.74	38.10
Vested	45.36	39.14	26.67
Exercise of share options with shares issued to trusts	47.71	39.87
Forfeited/canceled	48.40	39.05	38.41
Unvested, ending balance	41.21	$ 38.60	$ 36.64	$ 32.63
Expected to vest, Weighted Average Grant Date	$ 39.94
Weighted Average Remaining Contractual Life
Weighted Average Remaining Contractual Life	5 years 4 months 21 days	4 years 7 months 6 days	4 years 9 months 25 days	4 years 9 months 14 days
Expected to vest, Weighted Average Remaining Contractual	5 years 2 months 6 days